Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Net of allowance	¥ 4,214,100	$ 602,608	¥ 5,645,777
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.5
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	66,134,416	66,134,416	66,761,582
Ordinary shares, shares outstanding (in Shares)	66,134,416	66,134,416	66,761,582
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.5
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	34,762,909	34,762,909	34,762,909
Ordinary shares, shares outstanding (in Shares)	34,762,909	34,762,909	34,762,909